An Ideal IRA Choice!

Defined Asset Funds[SM]

The Select S&P Industrial Portfolio
1997 Series G

Take indexing to a new level. . .

[LOGO] Merrill Lynch

Indexing -- it's a strategy that many investors choose to mirror the returns of major indices. Why not go a step beyond Indexing?

Defined Asset Funds[SM] can help.

For Dividends. . .
For Potential Capital Appreciation. . .
For Total Return. . .

A Step Beyond Indexing

Instead of simply replicating an index, the Select S&P Industrial Portfolio takes indexing to a new level by attempting to single out stocks within the index for a combination of value, capital appreciation and current dividend income. The Portfolio seeks total return through a contrarian strategy of selecting 15 stocks from the S&P Industrial Index* with high dividend yields. It is important to note that when a stock has a relatively high dividend yield, it can be an indication that the company or the industry may be currently out of favor.

The Selection Process

The Select S&P Industrial Portfolio looks for potential values in the equity market by investing in companies in the S&P Industrial Index that may be currently out of favor. It does this through a disciplined four-part screening process:

1. Defining the Universe: We begin with the S&P Industrial Index, a sub-set of the S&P 500 Index*, which includes only industrial stocks. Defined Asset Funds then removes any stocks that are a part of the Dow Jones Industrial Average* (DJIA).

*"Standard & Poor's," "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's. The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Incorporated.

2. Quality Screen: Only stocks that are ranked A+ or A by Standard & Poor's are included. Standard & Poor's determines these stock rankings using a computerized system which focuses primarily on the growth and stability of per-share earnings and dividends. It then assigns a symbol to each stock, which ranges from A+ for the most highly esteemed stocks to D for those stocks which Standard & Poor's considers to be the most speculative (these rankings are not intended to predict stock price movements).

3. Market Capitalization: The stocks are then ranked by their market capitalization from highest to lowest, and the lowest 25% are eliminated. This allows the Portfolio to avoid smaller, less liquid issues.

4. Highest Dividend Yield: Finally, the remaining stocks are ranked according to dividend yield which identifies companies whose prices may have declined. The l 5 highest-yielding stocks are selected for the Portfolio.

The Defined Asset Funds Select Strategy

Like each Portfolio in the Defined Asset Funds Select Series, the Select S&P Industrial Portfolio employs a "buy and hold" style of investing which follows a disciplined investment strategy for about a year. Each year, the screening process is reapplied and a new Portfolio is selected. You can reinvest in the new Portfolio, if available, or you can take the cash. The research is done for you. There are no buy or sell decisions to make.

Although the Select Portfolios are one year investments, we recommend staying with the Strategy for at least three to five years.


                                    Average Annual Total Returns**
                                  Periods ending December 31, 1996.
                                                                                                S&P
      Year                  Strategy          DJIA              S&P 500 Index            Industrial Index
        3                     19.00%          22.57%                 19.44%                    19.56%
        5                     13.94           18.20                  15.07                     14.48
       10                     17.02           16.49                  15.20                     15.30
       15                     19.29           18.27                  16.57                     16.46
       20                     16.82           14.27                  14.33                     14.21
       25                     15.51           12.76                  12.35                     12.25

Annual Total Returns**

                                                   S&P                                                        S&P
                                     S&P 500    Industrial                                     S&P 500     Industrial
            Strategy    DJIA          Index       Index               Strategy     DJIA         Index        Index
1972         14.82%     18.21%        18.98%      19.83%   1985        29.66%     32.78%        31.43%       30.08%
1973        -18.64     -13.12        -14.66      -14.61    1986        28.46      26.91         18.37        18.54
1974         -5.14     -23.14        -26.47      -26.54    1987         2.55       6.02          5.67         9.13
1975         40.21      44.40         36.92       36.78    1988        41.58      15.95         16.58        15.80
1976         30.55      22.72         23.53       22.59    1989        35.01      31.71         31.11        29.30
1977         -6.32     -12.71         -7.19       -8.20    1990         1.02      -0.57         -3.20        -0.84
1978          6.06       2.69          6.39        7.50    1991        26.75      23.93         30.51        30.39
1979         26.20      10.52         18.02       18.40    1992        11.38       7.34          7.67         5.63
1980         18.06      21.41         31.50       32.98    1993         2.31      16.72          9.97         8.90
1981          7.66      -3.40         -4.83       -6.69    1994        11.30       4.95          1.30         3.75
1982         25.61      25.79         20.26       20.14    1995        36.27      36.48         37.10        34.26
1983         24.47      25.68         22.27       22.79    1996        12.12      28.57         22.69        22.70
1984         12.24       1.06          5.95        4.09    09/30/97    20.46      24.80         29.45        28.86
                                                           Average     15.86%     13.34%        13.10%       12.98%

      **Hypothetical past performance of the Strategy (not any Portfolio) is
      no guarantee of future results.  Figures represent      price changes
      plus dividends distributed (reinvested at year ends in average figures)
      and do not reflect the deduction      of any commissions or taxes.  Only
      Strategy figures, not index returns, reflect the deduction of Portfolio
      sales          charges (2.75% the first year, 1.75% for each subsequent
      year) and estimated expenses (about 0.22% a year).


Select S&P Industrial Portfolio -- 1997 Series G
                                                   Current
      Companies                                 Ticker Symbol     Dividend Yield***
      ---------                                 -------------     --------------
1.    UST, INC.                                      UST                5.40%
2.    ALLTEL CORPORATION                             AT                 3.06%
3.    INTERNATIONAL FLAVORS & FRAGRANCES, INC.       IFF                2.94%
4.    GENUINE PARTS COMPANY                          GPC                2.92%
5.    SBC COMMUNICATIONS, INC.                       SBC                2.79%
6.    WINN-DIXIE STORES, INC.                        WIN                2.72%
7.    ROYAL DUTCH PETROLEUM COMPANY(****)            RD                 2.67%
8.    HEINZ (H.J.) COMPANY                           HNZ                2.55%
9.    ANHEUSER-BUSCH COMPANIES, INC.                 BUD                2.46%
10.   AMERICAN HOME PRODUCTS CORPORATION             AHP                2.41%
11.   MAY DEPARTMENT STORES COMPANY                  MAY                2.26%
12.   KELLOGG COMPANY                                K                  2.09%
13.   THE LIMITED, INC                               LTD                2.06%
14.   PITNEY BOWES, INC.                             PBI                2.04%
15.   KIMBERLY-CLARK CORPORATION                     KMB                1.96%

*** Current Dividend Yield for each stock was calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend received on the stock and dividing the results by its market value on the close of trading on October 17, 1997.

**** This issuer is located in The Netherlands; the current semi-annual dividend per share will be subject to withholding taxes of The Netherlands.

Avoid the teachings of speculators
whose judgments are not confirmed by experience.
LEONARDO DA VINCI

How the Strategy Could Have Performed

We analyzed the hypothetical returns of $10,000 invested over 25 years according to the S&P Industrial Strategy (not any Portfolio) as compared to the S&P Industrial Index, the S&P 500 Index and the DJIA. Past performance is no guarantee of future results for any Portfolio. The Strategy would have underperformed the S&P Industrial Index in 9, the S&P 500 Index in 10, and the DJIA in 11 of the last 25 years. As you can see by the chart below, the Strategy would have offered impressive results over time.

[A mountain chart, captioned "Hypothetical Growth of $10,000 invested in 1972 through 9/30/97" compares the cumulative annual performance from 1972 through 9/30/97 of the Strategy** (ochre), the Dow Jones Industrial Average (DJIA)
(pink), the S&P 500 Index (purple) and the S&P Industrial Index (green). An ochre box in the upper left quadrant indicates the components of the Strategy performance section of the chart. The horizontal or (Y) axis compares the cumulative annual performance by YEAR , from 1972 through 9/30/97. The vertical or (X) axis reflects DOLLAR AMOUNT value for each index from 1972 ending 9/30/97. The initial value of each investment is $10,000. Throughout the period from 1972 through September 30, 1997, increases in each investment build towards the right vertical or (X) axis. At the end of this period, the right vertical or (X) axis, reflects the ending value of the STRATEGY ($442,689), the ending value of the DJIA ($251,377), the ending value of the S&P 500 Index ($237,872) and the ending value of the S&P Industrial Index ($231,578).]

There can be no assurance that any Portfolio will outperform these indices. Returns shown represent price changes plus dividends reinvested at year ends and do not reflect commissions or taxes. Only Strategy figures reflect the deduction of Portfolio sales charges and expenses. Portfolio performance will differ from the Strategy because Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from the closing prices used in determining Portfolio unit price, Portfolios are not fully invested at all times and stocks may not be weighted equally.

About Standard & Poor's

STANDARD & POOR'S is a leading financial information and investment research company. Since 1860, it has provided investors with financial research, benchmarks and market data. Its most notable benchmark, the S&P 500 Composite Stock Price Index, features utility, financial, transportation and industrial stocks. The S&P Industrial Index, a sub-set of the S&P 500 Index, includes only highly capitalized industrial stocks.

Defining Your Risks

At Defined Asset Funds, our goal is to give investors the information they need to make informed decisions. The following are important facts to keep in mind when considering this investment for your portfolio. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors willing and able to assume the risks generally associated with equity investments, and may not be appropriate for those seeking capital preservation or high current income.

o There can be no assurance that the Portfolio or the Strategy will meet their objectives.

o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that dividend rates will be maintained or that stock prices will not decrease. Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 28%.



Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and the charge for organizational expenses. In addition, the annual statement and the relevant tax reporting forms you receive at year-end will reflect the actual amount paid to you, net of the deferred sales charge and the charge for organizational expenses. Accordingly, you should not increase your basis in your units by the deferred sales charge and the charge for organizational expenses.

Defining Your Cost

Low Initial Sales Charge/Reduced Charge for Rollovers

First-time investors pay a sales charge of about 1% when they buy. All investors pay a deferred sales charge of $1.75 per 1,000 units ($17.50 total), deducted in each of the last ten months of the Portfolio.


                                          As a % of Initial
                                           Public Offering       Amount per
Sales Charges                                   Price           1,000 Units
---------------------------------------------------------------------------
Initial Sales Charge                            1.00%              $10.00
Deferred Sales Charge                           1.75%              $17.50
                                                ===========================
Maximum Sales Charge                            2.75%              $27.50
Estimated Annual Operating Expenses
(as a % of net assets)                          .289%               $2.86
---------------------------------------------------------------------------

If you sell before termination, the remaining deferred sales charges are deducted, along with the estimated costs of selling Portfolio securities. If you roll over into a successor Portfolio, if available, the initial charge is waived. You only pay the $17.50 deferred fee and operating expenses for that Portfolio.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.



                                           Total Sales Charge
                                          as a % of the Public
Amount Purchased                             Offering Price
--------------------------------------------------------------
Less than $50,000                                2.75%
$50,000 to $99,9999                              2.50%
$100,000 to $249,999                             2.00%
$250,000 to $999,999                             1.75%
$1,000,000 or more                               1.00%
---------------------------------------------------------------

Select Now!

You can get started with the Select S&P Industrial Portfolio with as little as $250. Call your financial professional for a free prospectus containing more complete information, including all charges and expenses. Please read the prospectus carefully before investing.

Other Select Series

Select Ten Portfolio (DJIA)
Hong Kong Portfolio (Hang Seng Index)
Japan Portfolio (Nikkei Index)
United Kingdom Portfolio (Financial Times Index)
Select Growth Portfolio
Select S&P Intrinsic Value Portfolio

Equity Investor Funds Concept Series

Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund 2
Tele-Global Trust 2

Equity Investor Funds Index Series

S&P 500 Index Trust 2
S&P MidCap Index Trust

Other Defined Asset Funds

Corporate Income Funds
Government Securities Income Funds
International Bond Funds
Municipal Income Funds

Information contained herein is subject to amendment. A registration statement relating to the next Series of the S&P Industrial Portfolio has been filed with the Securities and Exchange Commission. The securities of the new offering may not be sold, nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of those securities in any state in which such an offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                                                             11579BR - 10/97


[Copyright]1997 Merrill Lynch, Pierce, Fenner & Smith Incorporated, Member
SIPC.